Retirement Plans - Schedule of Weighted-average Assumptions Used to Determine Projected Benefit Obligation (Detail)	Mar. 27, 2020	Mar. 29, 2019
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Non-U.S. assumed discount rate	4.98%	6.41%
Non-U.S. rate of compensation increase	5.00%	5.00%